Performance Management	Jul. 23, 2025
USA Mutuals Vice Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Investor Class shares for each full calendar year for the past 10 years, which includes performance of the Predecessor Fund (as defined below). Although Institutional Class, Class A and Class C shares have similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities, the returns for Institutional Class, Class A and Class C shares are different than Investor Class shares because Institutional Class, Class A and Class C shares have different expenses than Investor Class shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund acquired all of the assets and liabilities of USA Mutuals Vitium Global Fund, a series of USA Mutuals, (the “Predecessor Fund”) in a tax-free reorganization on January 22, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Investor Class, Institutional Class, Class A and Class C Shares were exchanged for Investor Class, Institutional Class, Class A and Class C Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information is available at no cost by calling 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart Investor Class Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	2nd Quarter 2020	16.79%
Worst Quarter:	1st Quarter 2020	(26.45)%
The Fund’s Investor Class year-to-date return as of the most recent fiscal quarter, which ended June 30, 2025 was 15.64%.
Year to Date Return, Label [Optional Text]	The Fund’s Investor Class year-to-date return as of the most recent fiscal quarter
Bar Chart, Year to Date Return	15.64%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	16.79%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.45%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	Ten Years
Investor Class
Return Before Taxes	1.55%	0.07%	3.48%
Return After Taxes on Distributions	0.91%	(1.73)%	1.82%
Return After Taxes on Distributions and Sale of Fund Shares	1.41%	0.03%	2.60%
Institutional Class
Return Before Taxes	1.84%	0.32%	3.75%
Class A
Return Before Taxes	1.57%	0.06%	3.46%
Class C
Return Before Taxes	0.82%	(0.67)%	2.71%
MSCI All Country World Index(1) (reflects no deductions for fees, expenses or taxes)	18.01%	10.58%	9.79%
S&P 500 Index(2) (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	13.10%

(1)	The MSCI ACWI Index is an index representing the equity returns in 23 developed and 24 emerging markets. Investor may not invest in the index directly and the index does not take into account charges, fees and other expenses. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

(2)	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.usamutuals.com
Performance Availability Phone [Text]	1-866-264-8783
USA Mutuals All Seasons Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the inception of the Predecessor Fund (as defined below). The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Fund acquired all of the assets and liabilities of USA Mutuals Navigator Fund, a series of USA Mutuals, (the “Predecessor Fund”) in a tax-free reorganization on January 22, 2021. In connection with this acquisition, shares of the Predecessor Fund’s Institutional Class Shares were exchanged for Institutional Class Shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund.

The performance information set forth below reflects the historical performance of the Predecessor Fund shares. Updated performance information is available at no cost by calling 1-866-264-8783 and on the Fund’s website at www.usamutuals.com.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart Institutional Class Calendar Year Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter:	4th Quarter 2021	15.02%
Worst Quarter:	1st Quarter 2020	(18.52)%

The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter, which ended June 30, 2025 was 0.74%.

Year to Date Return, Label [Optional Text]	The Fund’s Institutional Class year-to-date return as of the most recent fiscal quarter
Bar Chart, Year to Date Return	0.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	15.02%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.52%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annualized Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Five Years	Since Inception(1)
Institutional Class
Return Before Taxes	6.76%	3.87%	5.91%
Return After Taxes on Distributions	5.54%	3.49%	5.33%
Return After Taxes on Distributions and Sale of Fund Shares	4.00%	2.83%	4.45%
S&P 500 Index(2) (reflects no deductions for fees, expenses or taxes)	25.02%	14.53%	14.19%

(1)	The Predecessor Fund commenced operations on October 13, 2017.

(2)	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index. Unlike the Fund’s returns, the index does not reflect any fees or expenses.

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxes
Performance Availability Website Address [Text]	www.usamutuals.com
Performance Availability Phone [Text]	1-866-264-8783